Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenues
Schedule of disaggregated revenue

	Six Months Ended June 30, 2019
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Goods—Manufacturing	2,994	—	2,994
Goods—Distribution	—	87,596	87,596
Services	7,308	2,584	9,892
Royalties	1,715	—	1,715
	12,017	90,180	102,197

Third parties	11,765	86,448	98,213
Related parties (Note 17(i))	252	3,732	3,984
	12,017	90,180	102,197

	Six Months Ended June 30, 2018
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Goods—Distribution	—	82,912	82,912
Services	13,624	5,653	19,277
	13,624	88,565	102,189

Third parties	8,548	85,116	93,664
Related parties (Note 17(i))	5,076	3,449	8,525
	13,624	88,565	102,189